Taxes Other Than Income Tax: Schedule of Taxes other than Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Taxes other than Income Tax:
Schedule of Taxes other than Income Tax

	Years ended December 31,
	2011	2010	2009
Property and land tax	99,602	91,235	79,253
VAT	1,444	2,887	8,600
Fines and penalties related to taxes	291	1,881	379
Other taxes and penalties	1,562	14,756	16,971
Total taxes other than income tax	102,899	110,759	105,203